Consolidated Statement of Changes in Equity - COP ($) $ in Millions	Issued capital [member]	Additional paid-in capital [member]	Retained earnings [member] Provision for taxes other than income tax [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Equity attributable to owners of parent [member] Provision for taxes other than income tax [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member] Provision for taxes other than income tax [member]	Non-controlling interests [member]	Provision for taxes other than income tax [member]	Total
Balance at Dec. 31, 2017	$ 22,281	$ 8,303,431		$ 6,755,114	$ 832,699		$ 15,913,525		$ 9,564,584		$ 25,478,109
Issuance of shares									988,072		988,072
Dilution		181,579					181,579		(181,579)
Dividends declared				(1,069,489)			(1,069,489)		(749,987)		(1,819,476)
Equity transactions		(12,674)					(12,674)		(54,483)		(67,157)
Total other comprehensive income					(135,926)		(135,926)		(73,825)		(209,751)
Net income				2,912,694			2,912,694		2,271,857		5,184,551
Balance at Dec. 31, 2018	22,281	8,472,336		8,598,319	696,773		17,789,709		11,764,639		29,554,348
Dividends declared				(1,336,861)			(1,336,861)		(830,160)		(2,167,021)
Equity transactions		(26,570)					(26,570)		(40,527)		(67,097)
Effect of realization of equity instruments				12,651			12,651		11,222		23,873
Withholding Tax over dividends			$ (14,344)			$ (14,344)		$ (21,692)		$ (36,036)
Total other comprehensive income					396,674		396,674		305,056		701,730
Net income				3,034,409			3,034,409		2,331,045		5,365,454
Balance at Dec. 31, 2019	22,281	8,445,766		10,289,073	1,093,447		19,850,567		13,497,702		33,348,269
Change in accounting policies on January 1, 2019				(5,101)			(5,101)		(21,881)		(26,982)
Balance at January 1, 2019	22,281	8,472,336		8,593,218	696,773		17,784,608		11,742,758		29,527,366
Issuance of shares									21		21
Business combination									465,902		465,902
Dividends declared				(1,336,861)			(1,336,861)		(963,721)		(2,300,582)
Equity transactions		25,104					25,104		(126,503)		(101,399)
Preferred shares				(8,628)			(8,628)		(383,244)		(391,872)
Effect of realization of equity instruments				14,728			14,728		22,516		37,244
Withholding Tax over dividends			$ (5,699)			$ (5,699)		$ (14,632)		$ (20,331)
Total other comprehensive income					(231,434)		(231,434)		2,123		(229,311)
Net income				2,349,521			2,349,521		2,282,095		4,631,616
Balance at Dec. 31, 2020	$ 22,281	$ 8,470,870		$ 11,302,134	$ 862,013		$ 20,657,298		$ 14,782,259		$ 35,439,557